UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10201

The Appleton Funds

(Exact name of registrant as specified in charter)

One Post Office Square, 6th Floor

Boston, Massachusetts 02109

(Address of principal executive offices) (Zip code)

James I. Ladge

Appleton Partners, Inc.

One Post Office Square, 6th Floor

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 617-338-0700

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 to March 31, 2013

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

APPLETON EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS - 97.2%
	CONSUMER, CYCLICAL - 13.3%
7,500	Dunkin’ Brands Group, Inc.	$276,600
3,175	McDonald’s Corp.	316,516
500	priceline.com, Inc.*	343,965
5,000	The Home Depot, Inc.	348,900
7,650	TJX Cos., Inc.	357,637
8,500	Toll Brothers, Inc.*	291,040

		1,934,658

	CONSUMER, NON-CYCLICAL - 11.3%
5,600	Church & Dwight Co., Inc.	361,928
2,850	Colgate-Palmolive Co.	336,385
3,500	Costco Wholesale Corp.	371,385
2,000	Kraft Foods Group, Inc.	103,060
6,000	Mondelez International, Inc. - Class A	183,660
3,700	PepsiCo, Inc.	292,707

		1,649,125

	ENERGY - 10.1%
3,200	Continental Resources, Inc.*	278,176
2,150	Core Laboratories N.V.	296,528
4,360	Exxon Mobil Corp.	392,880
3,500	National Oilwell Varco, Inc.	247,625
3,500	Schlumberger Ltd.	262,115

		1,477,324

	FINANCIALS - 13.5%
4,750	American Tower Corp. REIT	365,370
23,000	Bank of America Corp.	280,140
7,000	JPMorgan Chase & Co.	332,220
4,000	T. Rowe Price Group, Inc.	299,480
2,400	The Goldman Sachs Group, Inc.	353,160
9,000	Wells Fargo & Co.	332,910

		1,963,280

	HEALTHCARE - 10.9%

4,000	Abbott Laboratories	141,280
4,000	AbbVie, Inc.	163,120
4,800	Cerner Corp.*	454,800
3,000	Edwards Lifesciences Corp.*	246,480
5,300	Express Scripts Holding Co.*	305,545
2,400	Perrigo Co.	284,952

		1,596,177

	INDUSTRIALS - 12.0%
4,575	Caterpillar, Inc.	397,888
13,000	General Electric Co.	300,560
3,250	Roper Industries, Inc.	413,757
1,350	W.W. Grainger, Inc.	303,723
3,250	Wabtec Corp.	331,858

		1,747,786

	INFORMATION TECHNOLOGY - 17.5%
3,975	3D Systems Corp.*	128,154

APPLETON EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS, Continued

March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS - 97.2% (Continued)
	INFORMATION TECHNOLOGY - 17.5% (Continued)
3,000	ANSYS, Inc.*	$244,260
1,145	Apple, Inc.	506,811
10,000	EMC Corp.*	238,900
400	Google, Inc. - Class A*	317,612
1,950	International Business Machines Corp.	415,935
4,250	QUALCOMM, Inc.	284,538
2,500	Visa, Inc. - Class A	424,600

		2,560,810

	MATERIALS - 6.2%
2,325	Agrium, Inc.	226,687
3,000	BHP Billiton, Ltd. - ADR	205,290
2,800	Ecolab, Inc.	224,504
2,175	Praxair, Inc.	242,600

		899,081

	TELECOMMUNICATION SERVICES - 2.4%
7,150	Verizon Communications, Inc.	351,422

	TOTAL COMMON STOCKS
	(COST $9,725,350)	$14,179,663

	Money Market Mutual Fund - 3.0%
435,030	Fidelity Money Market Fund
	(Cost $435,030)	435,030

	TOTAL INVESTMENT SECURITIES - 100.2% (Cost $10,160,380)	$14,614,693

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(33,178)

	NET ASSETS - 100.0%	$14,581,515

*	Non-income producing security

ADR - American Depositary Receipt.

REIT - Real Estate Investment Trust.

APPLETON EQUITY GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The strategy of the Fund is to invest in Level 1 securities. The Fund’s Board of Trustees has adopted a Fair Valuation policy should there be an exception to this strategy and in that event, has delegated authority to the members of the Valuation Committee (“FVC”) to make fair value determinations. In the event it would be necessary to do so, the FVC would make fair value determinations and provide recommendations to the Board of Trustees. The FVC includes Grady Hedgespeth, Douglas Chamberlain, and James Ladge.

In the event that fair value determinations would be necessary, the FVC would follow fair valuation guidelines that contain standing recommendations, approved by the Board of Trustees. Fair valuation determinations made under standing recommendations would be reported on a regular, likely quarterly, basis, to the Board of Trustees. Pricing decisions, processes, and controls over fair value determinations would then be subject to internal and external reviews, by individuals connected with the management of the Fund, appointed in that event.

Fair valuation determinations that require greater levels of judgment would be referred to the FVC. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value. These inputs might include, but are not limited to, use of related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach, in which the anticipated future cash flows of the investment are discounted to calculate fair value, may also be used. In the event that the situation was to warrant it, discounts might also be applied due to the nature or duration of any restrictions on the disposition of the investments.

In the event it was necessary, the FVC would monitor the results of fair valuation determinations and regularly report the results to the Fund’s Board of Trustees. A description of the update process to fair valuation guidelines that may occur periodically based upon back-testing results or industry best practices would be determined at that time.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013

	Level 1	Level 2	Level 3	Total
Total Investment in Securities #	$14,179,663	$435,030	$—	$14,614,693

There were no transfers between Levels 1 and 2 during the year ended March 31, 2013. There were no Level 3 securities held during the period.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Portfolio of Investments (“POI”). Level 2 consists of a Money Market Mutual Fund. Please refer to the POI for industry specifics of the portfolio holdings.

Tax Information - As of March 31, 2013, The Fund’s Federal tax cost of investment securities was $10,160,380 resulting in net unrealized appreciation of $4,454,313 derived from $4,517,552 of gross unrealized appreciation less $63,239 gross unrealized depreciation.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Appleton Funds

By:	/s/ James I. Ladge
James I. Ladge
President and Treasurer
May 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James I. Ladge
James I. Ladge
President and Treasurer
May 14, 2013